Nature of Business and Organization (Details)						12 Months Ended
		Jul. 07, 2023 MYR (RM)	Jul. 07, 2023 USD ($)	May 15, 2023 $ / shares shares	Dec. 07, 2022 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 31, 2024 shares	Dec. 31, 2023 $ / shares shares
Nature of Business and Organization [Line Items]
Percentage of investment holding						99.99%
Per value | $ / shares	[1]					$ 0.0001	$ 0.0001		$ 0.0001
Number of ordinary shares					1
Authorized share capital	[1]					500,000,000	500,000,000		500,000,000
Ordinary shares, issued	[1]					16,250,000	15,000,000		15,000,000
Shareholdings percentage				5.00%
Aggregate consideration		RM 1,295,000	$ 294,305
Mr. Hoo [Member]
Nature of Business and Organization [Line Items]
Per value | $ / shares				$ 0.0001	$ 0.0001
Ordinary shares, issued				69,250				14,999,999
Maximum [Member]
Nature of Business and Organization [Line Items]
Shareholdings percentage						100.00%
Minimum [Member]
Nature of Business and Organization [Line Items]
Shareholdings percentage						72.30%
Mr. Hoo [Member]
Nature of Business and Organization [Line Items]
Equity interest								72.30%
MMSB [Member]
Nature of Business and Organization [Line Items]
Equity interest				27.50%
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Share capital					50,000
Divided ordinary shares					500,000,000
Per value | $ / shares					$ 0.0001
Ordinary Shares [Member] | Mr. Hoo [Member]
Nature of Business and Organization [Line Items]
Authorized share capital						250,000

[1]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.